Other Taxes Payable (Tables)	12 Months Ended
Dec. 31, 2023
Other Taxes Payable [Abstract]
Schedule of Other Taxes Payable	As of December 31, 2023 and 2022, other taxes payable consisted of the following:
	December 31, 2023	December 31, 2022
VAT payable	$22,916	$15,266
Income tax payable	2,455	2,505
Business tax payable	2,791	1,319
Others	16	-
	$28,178	$19,090